CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Redeemable convertible preferred stock, par value	$ 10.06
Redeemable convertible preferred stock, shares authorized	11,500,000
Common stock, par value	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	3,218,499
Common stock, shares outstanding	3,218,499
NATURALSHRIMP INCORPORATED [Member]
Unamortized debt discount	$ 9,680,000	$ 13,940,000
Convertible preferred stock, par value		$ 0.0001
Convertible preferred stock, shares authorized		200,000,000
Preferred Stock, Value, Issued	$ 500	$ 500
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	751,385,454	674,831,624	560,745,180
Common stock, shares outstanding	751,322,954	674,644,124	379,742,524
NATURALSHRIMP INCORPORATED [Member] | Series D Redeemable Convertible Preferred stock [Member]
Redeemable convertible preferred stock, par value		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized		20,000	20,000
Redeemable convertible preferred stock, shares issued		0	6,050
Redeemable convertible preferred stock, shares outstanding		0	6,050
NATURALSHRIMP INCORPORATED [Member] | Series D Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred stock			$ 2,023,333
NATURALSHRIMP INCORPORATED [Member] | Series E Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	20,000	20,000	20,000
Redeemable convertible preferred stock, shares issued	1,670	2,840	0
Redeemable convertible preferred stock, shares outstanding	1,670	2,840	0
NATURALSHRIMP INCORPORATED [Member] | Series E Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred stock	$ 1,777,176	$ 2,539,176
NATURALSHRIMP INCORPORATED [Member] | Series F Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	750,000	750,000	750,000
Redeemable convertible preferred stock, shares issued	750,000	750,000	0
Redeemable convertible preferred stock, shares outstanding	750,000	750,000	0
Redeemable Convertible Preferred stock	$ 43,612,000	$ 43,612,000
NATURALSHRIMP INCORPORATED [Member] | Series A Preferred Stock [Member]
Convertible preferred stock, par value		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Convertible preferred stock, shares issued		5,000,000	5,000,000
Convertible preferred stock, shares outstanding	5,000,000	5,000,000	5,000,000
Preferred Stock, Value, Issued		$ 500	$ 500
NATURALSHRIMP INCORPORATED [Member] | Series B Preferred Stock [Member]
Convertible preferred stock, par value		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000	5,000	5,000
Convertible preferred stock, shares issued		0	607
Convertible preferred stock, shares outstanding	0	0	607
Preferred Stock, Value, Issued
NATURALSHRIMP INCORPORATED [Member] | Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000,000	5,000,000
Convertible preferred stock, shares issued	5,000,000	5,000,000
Convertible preferred stock, shares outstanding	5,000,000	5,000,000